ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) (USD $)				3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2013 Stock Appreciation Rights [Member]	Mar. 31, 2013 Stock Options [Member]	Jun. 30, 2012 Stock Options [Member]	Mar. 31, 2013 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Mar. 31, 2013 Restricted Stock Units [Member]	Mar. 31, 2013 Stock Options Reserved For Convertible Notes [Member]
Inventories
Raw materials	$ 289,576	$ 181,488	$ 162,829
Finished goods	$ 379,755	$ 364,630	$ 230,605
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares considered antidilutive				2,400,000	5,619,507	5,987,007	1,920,258	4,805,258	800,000	6,336,267